Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted Cash Current	¥ 55,670	$ 8,736	¥ 164,889
Restricted By Government Department For Certain Investigation [Member]
Restricted Cash Current	55,670		¥ 164,889
Restricted cash	¥ 52,910